UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, DC 20549

	FORM 13-F

	FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment {Check only one}	[] is a restatement
			[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
..

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Controller
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo  New York, NY  October 20, 2011

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager:
     Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 42

Form 13-F Information Table Value Toatl: $222,735 (x$1000)
List of Other Included Managers:
      No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                       FORM 13F INFORMATION TABLE
NAME of TITLE VALUE SHARES/ SH/ PUT/INVSTMTOTHER  VOTING AUTHORITY
ISSUEROFCLASSCUSIP(x$1000)PRNAMTPRN CALDSCRETN MANAGERSSOLESHAREDNONE
------------------ ----- ---- ---- ----- ------------ ---------------
Abovenet, Inc.         COM 00374N107  7002 130640 SH SOLE 121700  8940
Acme Packet, Inc       COM 004764106   211   4950 SH SOLE   4950
Apache Corp            COM 037411105  1670  20808 SH SOLE  18408  2400
Apple Inc.             COM 037833100  9489  24885 SH SOLE  23260  1625
Aruba Networks         COM 043176106   707  33800 SH SOLE  29500  4300
Basic Energy Services, COM 06985p100   326  23000 SH SOLE  23000
Brigham Exploration    COM 109178103  2722 107700 SH SOLE 101300  6400
CEVA Inc               COM 157210105   304  12500 SH SOLE  12500
Carbo Ceramics         COM 140781105  6331  61750 SH SOLE  57250  4500
Cliffs Natural ResourceCOM 18683k101  1013  19800 SH SOLE  18400  1400
Cognizant Tech SolutionCOM 192446102  9560 152480 SH SOLE 141080 11400
Complete Production SerCOM 20453e109  3814 202350 SH SOLE 185550 16800
Continental Resources  COM 212015101  7696 159110 SH SOLE 144110 15000
Dawson Geophysical CorpCOM 239359102   212   9000 SH SOLE   9000
Exxon Mobil CorporationCOM 30231G102  5435  74836 SH SOLE  70786  4050
Flextronics Int'l LTD  COM Y2573F102    83  14800 SH SOLE  14800
Freeport-McMoRan CopperCOM 35671D857   554  18180 SH SOLE  16380  1800
Google Inc             COM 38259P508 10498  20382 SH SOLE  17987  2395
Halliburton Co.        COM 406216101  1642  53800 SH SOLE  50600  3200
Intel Corp.            COM 458140100  7762 363825 SH SOLE 343225 20600
Intl. Business Mach.   COM 459200101 15655  89525 SH SOLE  77825 11700
Johnson & Johnson      COM 478160104   602   9448 SH SOLE   9448
Kimberly Clark Corp    COM 494368103  2451  34516 SH SOLE  28496  6020
Linn Energy, LLC       COM 536020100  7365 206545 SH SOLE 181445 25100
Mastercard Inc.        COM 57636q104  6922  21825 SH SOLE  20525  1300
Microsoft Corp         COM 594918104 11608 466372 SH SOLE 435972 30400
Millicom Int'l Cellula COM b00l2m8   62472 621422 SH SOLE 609590 11832
Millicom Int'l Cellula COM l6388f110  1348  13600 SH SOLE   9800  3800
NII Holdings Inc       COM 62913F201  2954 109600 SH SOLE  96800 12800
National Oilwell Varco COM 637071101  1629  31800 SH SOLE  29500  2300
NetLogic Microsystems  COM 64118b100   736  15300 SH SOLE  15300
Noble Energy Inc       COM 655044105  6553  92551 SH SOLE  86085  6466
Oracle Corporation     COM 68389X105  7633 265575 SH SOLE 243175 22400
Priceline.com Inc.     COM 741503106  1079   2400 SH SOLE   2400
Proctor & Gamble Co.   COM 742718109   559   8844 SH SOLE   8844
Qualcomm Inc.          COM 747525103  3533  72650 SH SOLE  68350  4300
Safestitch Medical Inc.COM 78645y102    22  36480 SH SOLE  36480
Schlumberger Ltd       COM 806857108  4721  79044 SH SOLE  74044  5000
Seadrill Limited       COM g7945e105  2599  94400 SH SOLE  81100 13300
Solera Holdings, Inc.  COM 83421a104   419   8300 SH SOLE   6300  2000
Warner Chilcott plc    COM g94368100   260  18200 SH SOLE  18200
Whiting Petroleum Corp COM 966387102  4585 130700 SH SOLE 116500 14200
               </SEC-DOCUMENT>